Fees Summary	Dec. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,838,000
Previously Paid Amount	0.00
Total Fee Amount	281.40
Total Offset Amount	0.00
Net Fee	281.40
Narrative - Max Aggregate Offering Price	$ 1,838,000
Final Prospectus	true